Significant Accounting Policies - Basis of Presentation (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) contract	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 23, 2022	Mar. 31, 2022 USD ($)	Nov. 03, 2021
Common stocks, including additional paid in capital			$ 58,343	$ 57,319
Retained earnings			(149,825)	(154,209)
Number of annuity contracts entered into by the company relating to the change in PPP | contract	2
Benefit plan obligation and plan assets transferred to insurers	$ 16,000
Pension settlement charge		$ 5,900	5,894
Pension settlement charge, net of tax		$ 4,400	4,400
Benefit from income taxes			$ (626)	124	$ (1,360)
Kyndryl Holdings, Inc
Ownership interest by stockholders (in percent)			0.00%			19.90%		19.90%
Total of Kyndryl stock distributed to IBM stockholders of record as of 10/25/2021 (as a percentage)								80.10%
Share conversion ratio								0.2
Other (income) and expenses
Noncontrolling interest amounts, net of tax			$ 20	$ 19	$ 13
Revision of Prior Period, Reclassification, Adjustment
Common stocks, including additional paid in capital							$ 63
Retained earnings							$ (63)